Average Annual Total Returns	12 Months Ended
Oct. 31, 2012
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.36%
Five Years	6.01%
Ten Years	5.27%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.45%
Five Years	6.09%
Ten Years	5.35%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.70%
Five Years	5.43%
Ten Years	4.49%
Inception Date	Sep. 01, 1977
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.78%
Five Years	5.51%
Ten Years	4.56%
Inception Date	Feb. 12, 2001
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.77%
Five Years	3.18%
Ten Years	2.89%
Inception Date	Aug. 31, 1987
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.85%
Five Years	3.26%
Ten Years	2.97%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.08%
Five Years	5.67%
Ten Years	4.84%
Inception Date	Sep. 01, 1977
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.16%
Five Years	5.76%
Ten Years	4.92%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.99%
Five Years	2.06%
Ten Years	2.21%
Inception Date	Sep. 01, 1977
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.07%
Five Years	2.14%
Ten Years	2.29%
Inception Date	Feb. 12, 2001
Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.04%
Five Years	0.58%
Ten Years	1.43%
Inception Date	Jun. 10, 1980
Return After Taxes on Distributions | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.36%
Five Years	6.01%
Ten Years	5.27%
Return After Taxes on Distributions | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.70%
Five Years	5.43%
Ten Years	4.49%
Return After Taxes on Distributions | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.77%
Five Years	3.18%
Ten Years	2.89%
Return After Taxes on Distributions | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.08%
Five Years	5.67%
Ten Years	4.84%
Return After Taxes on Distributions | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.99%
Five Years	2.06%
Ten Years	2.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.48%
Five Years	5.79%
Ten Years	5.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.82%
Five Years	5.19%
Ten Years	4.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.80%
Five Years	3.08%
Ten Years	2.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.61%
Five Years	5.48%
Ten Years	4.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.01%
Five Years	2.02%
Ten Years	2.20%
Tax-Exempt Money Market Funds Average | Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.36%
Ten Years	1.02%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.84%
Five Years	2.32%
Ten Years	2.34%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.84%
Five Years	2.32%
Ten Years	2.34%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.74%
Five Years	5.54%
Ten Years	4.68%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.74%
Five Years	5.54%
Ten Years	4.68%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.00%
Five Years	3.91%
Ten Years	3.37%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.00%
Five Years	3.91%
Ten Years	3.37%